DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
12	DERIVATIVE FINANCIAL INSTRUMENTS

Forward freight agreements and bunker swaps - analysed between:

	2018	2017
	US$’000	US$’000
Assets
Current assets	-	123

Liabilities
Current liabilities	(867)	(138)

The Group has entered into a number of forward freight agreements covering certain open positions of its capesize and handysize ships. These are entered into in the normal course of business in order to hedge against open positions in the fleet from contracts of affreightment and exposure on earnings for the handysize ships trading in a pool on the spot market. At 31 December 2018, there are 0 (2017: 7) outstanding forward freight agreements, maturing as follows:

Settlement period		Strike price	Duration	Notional value	Fair value gain (loss)
		US$		US$’000	US$’000
2017
Derivative instruments in designated hedge accounting relationships:
Current Assets
January 2018 to March 2018	BSI - Ave	9,800	45 days	441	1
January 2018 to March 2018	BSI - Ave	10,300	40 days	412	16
				853	17
Current Liabilities
January 2018 to March 2018	BSI - Ave	8,900	30 days	267	(27)
January 2018 to March 2018	BSI - Ave	9,150	90 days	824	(57)
January 2018 to March 2018	BHSI - Ave	8,050	90 days	725	(40)
January 2018 to March 2018	BHSI - Ave	8,100	15 days	122	(7)
January 2018 to March 2018	BHSI - Ave	8,250	30 days	248	(7)
				2,186	(138)

The Group has entered into a number of bunker swaps, as follows:

Settlement periods		Strike price	Quantity	Notional value	Fair value gain
		US$		US$’000	US$’000

2018
Current liabilities
Derivative instruments in designated hedge accounting relationships:

January 2019 to February 2019	MOPS380	457.75	1000	458	(135)
January 2019	MOPS380	419.00	350	147	(33)
January 2019	MOPS180	425.25	350	149	(34)
May 2019	MOPS180	403.50	350	141	(31)
September 2019	MOPS180	377.50	350	132	(26)
January 2019 to September 2019	Rott 3.5% Brg	338.50	1,800	609	(101)
January 2019 to September 2019	MOPS180	368.50	3,060	1,128	(164)
January 2019 to September 2019	Rott 3.5% Brg	369.75	1,350	499	(118)
January 2019 to September 2019	MOPS180	403.00	1,350	544	(119)
January 2019 to March 2019	MOPS380	406.00	1,500	609	(106)
				4,416	(867)

2017
Current asset
Derivative instruments in designated hedge accounting relationships:

January 2018 to December 2018	Rott 3.5% Brg	326	3,600 MT	1,174	106

BSI-Ave denotes “Baltic Supramax Index (Average)”
BHSI-Ave denotes “Baltic Handysize Index (Average)”
MOPS 380 denotes “Mean of Platts Singapore 380”
Rott 3.5% Brg denotes “3.5% Fuel Oil Barges FOB Rotterdam”